Revenues - Rollforward of contract assets and contract liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 636	$ 107	$ 78
Amount transferred to receivables from contract assets	(576)	(86)	(68)
Contract asset additions	918	615	96
Ending balance	978	636	107
Beginning balance	6,488	4,886	5,605
Performance obligations satisfied during the period that were included in the contract liability balance at the beginning of the period	(11,168)	(4,298)	(3,609)
Increases due to invoicing prior to satisfaction of performance obligations	10,006	5,900	2,890
Ending balance	$ 5,326	$ 6,488	$ 4,886